Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Sales to related party	$ 254	$ 234	$ 753	$ 881	$ 1,078	$ 1,783	$ 1,538
General corporate expenses	61	76	157	205	268	260	278
Financing costs, net	59	63	178	190	245	278	272
Arconic Inc. [Member] | Sales Revenue, Net [Member]
Related Party Transaction [Line Items]
Sales to related party	$ 254	$ 234	$ 753	$ 881	$ 1,078	$ 1,783	$ 1,538